COLUMBIA DAILY INCOME COMPANY
                                  (THE "FUND")


      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

1.       On October 13, 2003:

         o    The website for the Fund will change from www.libertyfunds.com to
                                                        --------------------
              www.columbiafunds.com.
              ---------------------

         o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.






























171-36/530P-0903                                                 October 3, 2003